FEDERAL HOME LOAN BANK (FHLB) ADVANCES (Tables)	12 Months Ended
Jun. 30, 2019
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Schedule of Contractual Maturities of Federal Home Loan Bank Long-Term Advances

The following table presents contractual maturities of FHLB long-term advances as of June 30, 2019.

	Maturity range		Weighted- average	Stated interest rate range		June 30,	June 30,
Description	from	to	interest rate [5]	from	to	2019	2018

						(Dollars in Thousands)
Fixed	10/01/20	10/03/22	3.03%	2.95%	3.09%	$15,000	$—
Adjustable	10/01/20	10/01/21	2.61%	2.54%	2.65%	85,000	—

Total						$100,000	$—

Maturities of Federal Home Loan Bank Long-Term Advances

Maturities of FHLB long-term advances at June 30, 2019, are summarized as follows:

		Weighted-
Maturing During		Average
Fiscal Year Ended		Interest
June 30:	Amount	Rate
	(Dollars in Thousands)
2020	$—	—
2021	65,000	2.63%
2022	30,000	2.72%
2023	5,000	3.09%
2024	—	—
2025 and thereafter	—	—

Total	$100,000	2.67%

Schedule of Federal Home Loan Bank Short-Term Advances

The following table presents information regarding such advances as of June 30, 2019 and June 30, 2018:

	June 30, 2019	June 30, 2018

	(Dollars in Thousands)
FHLB revolving and short-term advances:
Ending balance	$70,828	$171,403
Average balance	81,556	167,306
Maximum month-end balance	161,289	179,791
Average interest rate	2.45%	1.60%
Weighted-average rate	2.46%	2.12%